Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Commitments and Contingencies (Textual)
Lease expiration date	Feb. 28, 2014
Operating leases, Rent expense	$ 8,500
Operating leases, Future minimum payments due	$ 14,165